Cover Page Document	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	United Fire Group Inc
Entity Incorporation, State or Country Code	IA
Entity File Number	001-34257
Entity Tax Identification Number	45-2302834
Entity Address, Address Line One	118 Second Avenue SE
Entity Address, City or Town	Cedar Rapids
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52401
City Area Code	319
Local Phone Number	399-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	UFCS
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000101199